CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Cash flows from operating activities
Consolidated Net loss	$ (2,942)	$ (2,316)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expenses	9	9
Exchange rate differences on cash, cash equivalents and restricted cash	(9)	(8)
Change in accrued interest on short-term deposits	6	0
Net change in operating lease asset and liability	4	12
Amortization of intangible assets	456	173
SEPA-related financial expenses	371	0
Share-based compensation to employees and directors	38	396
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(135)	(258)
Trade payables	(31)	(132)
Employees, related liabilities and accrued expenses	(201)	142
Net cash used in operating activities	(2,434)	(1,982)
Cash flows from investing activities
Purchase of property and equipment	(2)	0
Bridge loan		(50)
Maturities of short-term deposits	1,000	0
Investment in short-term deposit	(3,000)	0
Net cash used in investing activities	(2,002)	(50)
Cash flows from financing activities
Proceeds from issuance of Ordinary shares SEPA agreement	10,000	0
Issuance costs	(171)	(91)
Proceeds from exercise of milestone prefunded warrants	1	0
Proceeds from issuance of Ordinary shares At-the market offering	0	1,338
Net cash provided by financing activities	9,830	1,247
Effect of Exchange rate changes on cash, cash equivalents and restricted cash	9	8
Change in cash, cash equivalents and restricted cash	5,403	(777)
Cash, cash equivalents and restricted cash at the beginning of the period	3,150	4,271
Cash, cash equivalents and restricted cash at the end of the period	8,553	3,494
Supplemental cash flow information:
Cash and cash equivalents	8,526	3,479
Restricted cash	27	15
Total cash, cash equivalents and restricted cash	8,553	3,494
Investing and Financial activities not involving cash flow:
Acquisition of technology in exchange for equity instruments	0	7,292
Acquisition of right-of-use assets by means of lease liabilities	50	49
Issuance of commitment shares	$ 88	$ 0